Document and Entity Information	May 23, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 23, 2023
Entity File Number	001-39123
Entity Registrant Name	SILVERGATE CAPITAL CORPORATION
Entity Central Index Key	0001312109
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	33-0227337
Entity Address, Address Line One	4250 Executive Square
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	858
Local Phone Number	362-6300
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false